Accounts Receivable	3 Months Ended
Mar. 31, 2026
Receivables [Abstract]
Accounts Receivable

3. Accounts Receivable:

The accounts receivable as at March 31, 2026, is summarized as follows:

	March 31, 2026	December 31, 2025
Accounts receivable	$4,084,649	$5,386,607

Provision for doubtful accounts	(356,114)	(356,167)

Net accounts receivable	$3,728,535	$5,030,440

The Company has a doubtful debt provision of $356,114 (December 31, 2025 - $356,167) for existing accounts receivable.